920 MASSACHUSETTS AVENUE, NW SUITE 900 WASHINGTON, DC 20001 PHONE: 202.508.3400 FAX: 202.508.3402
www.bakerdonelson.com

Terrence O. Davis, Shareholder
Direct Dial: 202.654.4514
Direct Fax: 202.508.3402
E-Mail Address: todavis@bakerdonelson.com

January 20, 2015

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
RE:	Starboard Investment Trust (File Nos. 333-159484 and 811-22298), on behalf of the Roumell Opportunistic Value Fund, a series of the Trust
Ladies and Gentlemen,
Enclosed herewith for filing on behalf of the Starboard Investment Trust, pursuant to: (1) the Securities Act of 1933, as amended, and Rule 485(b) thereunder; (2) the Investment Company Act of 1940, as amended; and (3) Regulation S-T, please find the Post-Effective Amendment No. 192 to the Registration Statement of the Trust.
The amendment is being filed pursuant to Rule 485(b) of the Securities Act of 1933 for the purpose of submitting an interactive data file to the Securities and Exchange Commission as required by Rule 405 of Regulation S-T.
If you have any questions concerning the foregoing, please contact the undersigned at 202.654.4614.

Yours truly,

/s/ Terrence O. Davis
Terrence O. Davis

cc:	Derek Newman Division of Investment Management Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase